Restructuring - Schedule of Company's Cost Optimization Program (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Restructuring Reserve [Roll Forward]
Document Period End Date	Feb. 29, 2016
Cost Optimization and Resource Efficiency Program
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 35	$ 92
Charges incurred	(10)	(199)
Cash payments made	(29)	(256)
Ending Balance	16	35
Cost Optimization and Resource Efficiency Program | Employee Termination Benefits
Restructuring Reserve [Roll Forward]
Beginning Balance	3	13
Charges incurred	0	(96)
Cash payments made	(3)	(106)
Ending Balance	0	3
Cost Optimization and Resource Efficiency Program | Facilities Costs
Restructuring Reserve [Roll Forward]
Beginning Balance	30	53
Charges incurred	(12)	(48)
Cash payments made	(26)	(71)
Ending Balance	16	30
Cost Optimization and Resource Efficiency Program | Manufacturing Expense
Restructuring Reserve [Roll Forward]
Beginning Balance	2	26
Charges incurred	(2)	(55)
Cash payments made	0	(79)
Ending Balance	$ 0	$ 2